PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2024
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and
equipment
Net book value - December 31, 2023	$827
Additions	11,000
Depreciation	(1,470)
Net book value - September 30, 2024	$10,357

Property and equipment consists of exploration equipment and information technology hardware.